UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2012


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2012




[LOGO OF USAA]
   USAA(R)

                                   [GRAPHIC OF USAA CORNERSTONE AGGRESSIVE FUND]

 ========================================

      SEMIANNUAL REPORT
      USAA CORNERSTONE AGGRESSIVE FUND
      NOVEMBER 30, 2012

 ========================================

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

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PRESIDENT'S MESSAGE

"DESPITE SOME SIGNS OF IMPROVEMENT, THE U.S.       [PHOTO OF DANIEL S. McNAMARA]
ECONOMY REMAINS FRAGILE."

--------------------------------------------------------------------------------

DECEMBER 2012

Despite considerable political and economic uncertainty, investor sentiment was generally positive during the reporting period. Equities performed exceptionally well, with international stocks leading the way. Riskier fixed-income asset classes, such as investment-grade bonds and high-yield bonds, also posted solid gains. The municipal bond market extended its rally, continuing to generate strong returns.

Given the state of the global economy, these results might seem surprising. Although emerging economies strengthened during the reporting period, global economic conditions deteriorated. Europe was in recession, growth was slowing in China, and the U.S. recovery was progressing in fits and starts. But investors were optimistic, in my opinion, because they anticipated additional stimulative action by global central banks. And indeed, the sluggish U.S. recovery prompted the Federal Reserve (the Fed) to announce in September a third round of quantitative easing (QE3) in which it made an open-ended commitment to continue buying mortgage-backed securities for as long as it takes to meaningfully drop the unemployment rate. The Fed also said that it planned to keep short-term interest rates in a range between zero and 0.25% until at least mid-2015. According to Fed chairman Ben Bernanke, the Fed was seeking to push stock prices higher and boost the housing market in an aggressive effort to increase consumer and business confidence and ultimately spending.

The European Central Bank previously had announced a quantitative easing program of its own, extending a number of its liquidity operations to help the financial markets deal with the effects of the European sovereign debt crisis. This action also would give European Union (EU) policymakers time to address the problems of the EU's weakest members. Many of these nations, including Greece, Spain, and Italy, are weighed down by a staggering amount of debt.
Nevertheless, a lasting solution is yet to be found and major sticking points remain, particularly enforcement mechanisms to keep these economies on track to fiscal balance.

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

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Meanwhile, in the United States, the 2012 election campaign built to a crescendo. Ultimately, the voters chose to maintain the status quo -- President Barack Obama was re-elected to a second term, Republicans retained their majority in the House of Representatives, and Democrats stayed in control of the Senate. With the election over, investors shifted their attention to the so-called "fiscal cliff." Unless Congress acts, $600 to $700 billion in tax hikes and spending cuts will take effect on January 1, 2013. At the time of this writing, negotiations were still ongoing and I am guardedly optimistic that some kind of agreement will be reached before the deadline. Whatever happens, I expect higher taxes and reduced spending at the federal level in 2013, which could slow economic growth over the next few calendar quarters.

Overall, our outlook is cautious. Despite some signs of improvement, the U.S. economy remains fragile. Though we have been encouraged by the strengthening housing market, U.S. economic data continues to be a mixed bag, with positive news frequently offset by negative reports. Furthermore, I think the economy has yet to feel the full impact of Hurricane Sandy. I am troubled also about corporate fundamentals. Revenues have been disappointing in recent calendar quarters, and year-over-year earnings growth is near zero. Many companies reduced their capital expenditures during 2012 because of political and economic uncertainties.

At the time of this writing, we favored emerging markets stocks and precious metals. Though emerging markets equities are likely to be volatile in the short term, they should benefit over the long run from strong earnings growth, largely because of demographic trends in the developing world. As for precious metals, we believe they may add value to a long-term hedging strategy which seeks to minimize the effects of rising inflation.

At USAA Asset Management Company, we believe we have some of the finest investment professionals in the industry managing your investments. On behalf of everyone here, thank you for allowing us to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

Past performance is no guarantee of future results. o Rebalancing and diversification do not protect against losses or guarantee that an investor's goal will be met. o Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market liquidity, political instability and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

   Portfolio of Investments                                                   9

   Notes to Portfolio of Investments                                         21

   Financial Statements                                                      24

   Notes to Financial Statements                                             27

EXPENSE EXAMPLE                                                              42

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA CORNERSTONE AGGRESSIVE FUND (THE FUND) SEEKS CAPITAL APPRECIATION OVER THE LONG TERM. THE FUND ALSO CONSIDERS THE POTENTIAL FOR CURRENT INCOME.

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TYPES OF INVESTMENTS

The Fund's principal investment strategy is to invest in equity securities, bonds, and money market instruments. The Fund will have a target asset class allocation of approximately 80% equity securities and 20% fixed-income securities. The actual asset class allocation can deviate from time to time from these targets as market conditions warrant. The implementation of the asset allocation may involve the extensive use of equity and fixed-income exchange-traded funds (ETFs). The Fund may invest in investment-grade and below-investment-grade securities.

The Fund also may use alternative investment strategies and other instruments from time to time, in an attempt to reduce its volatility over time and to enhance the Fund's return and diversification.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

USAA Asset Management Company

    JOHN P. TOOHEY, CFA                         JULIANNE BASS, CFA
    WASIF A. LATIF                              DAN DENBOW, CFA
    ARNOLD J. ESPE, CFA

--------------------------------------------------------------------------------

o HOW DID THE USAA CORNERSTONE AGGRESSIVE FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    For the reporting period of June 8, 2012, through November 30, 2012, the Fund has returned 8.70%. This compares to returns of 11.79% for the MSCI All-Country World Index and 2.24% for the Barclays U.S. Aggregate Bond Index.

o   HOW DID THE FINANCIAL MARKETS PERFORM DURING THE REPORTING PERIOD?

    Stocks and bonds both delivered positive returns during the Fund's reporting period. The world equity markets rallied after global central banks pledged an unprecedented level of support that sharply reduced investors' perception of "tail risk" -- or in other words, the odds of a worst-case economic scenario. European Central Bank (ECB) chief Mario Draghi took the boldest steps, pledging in July that the ECB would do "whatever it takes" to keep the euro zone together. This proved to be positive for the world market in general, and Europe in particular. Investors also were emboldened by the prospects for another round of quantitative easing here in the United States, and

    Refer to page 6 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

================================================================================

2  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

    the Federal Reserve offered a new, open-end version of its stimulative policy. Stocks faltered somewhat toward the tail end of the period, however, as investors grew increasingly concerned about the oncoming "fiscal cliff" (i.e., the set of tax increases and government spending cuts set to go into effect at year-end).

    The bond market also finished the period with a healthy performance. U.S. Treasuries produced a slightly positive return, and the generally positive environment worked in favor of credit-sensitive segments of the market such as investment-grade corporate and high-yield bonds.

o   WHAT WERE THE PRIMARY FACTORS AFFECTING THE FUND'S PERFORMANCE?

    We held an allocation to European stocks, which we increased slightly during the period. European equities performed very well during the past six months and this element of our positioning made a positive contribution to performance.

    Our allocation to emerging market stocks also added value, as the asset class recovered from its underperformance in 2011 to deliver returns ahead of the U.S. market in the past six months.

    We believe the positive performance impact of these decisions illustrates two key points. First, it helps underscore the value of active management over a passive, index-based approach. Second, it shows the importance of a global investment strategy. While investing overseas inevitably leads to periods of short-term underperformance, we believe it can add value versus a domestic-only strategy over time.

    We believe we have positioned the Fund's fixed-income portfolio to withstand a wide range of potential outcomes in the financial markets. Our duration -- or interest rate sensitivity -- is below that of the broader market in the corporate and CMBS segments, as we are focusing our efforts on adding value through individual security selection. The average yield in this portion of the bond portfolio is

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

    significantly higher than U.S. Treasuries, which we believe can provide a meaningful performance advantage over time.

    Our weighting in high-yield bonds performed well as increased investor risk appetites and the continued thirst for yield fueled robust demand. Here, we are taking a relatively conservative stance given that the asset class isn't offering compelling values following its strong performance in the past two years.

    Another element of our approach is our use of options hedging strategies that are designed to help mitigate against sharp sell-offs in the stock market. This aspect of our strategy, which we employ in the fund, detracted slightly given the strong performance of the global equity markets. We continue to view this as an essential part of our strategy given the ongoing uncertainties in the global economy. Market volatility is low, which means that the options strategy doesn't cost much to employ. At the same time, it provides an element of protection against news related to the fiscal cliff or a potential slowdown in economic growth in the year ahead.

o   DO YOU HAVE ANY CLOSING THOUGHTS FOR INVESTORS?

    In a highly uncertain environment, we will look to mitigate the impact of potentially volatile market conditions by maintaining our steady, long-term approach and continuing to emphasize diversification. We are also placing a particular focus on guiding the portfolio into market segments that offer attractive valuations and away from those that appear to be overpriced. We believe this strategy -- rather than one that is reactive to headlines and short-term market movements -- is the best approach to achieving an effective balance of risk and return.

    Thank you for your investment in the Fund.

    Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

================================================================================

4  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

INVESTMENT OVERVIEW

USAA CORNERSTONE AGGRESSIVE FUND (FUND) (Ticker Symbol: UCAGX)

--------------------------------------------------------------------------------
                                                                     11/30/12
--------------------------------------------------------------------------------
Net Assets                                                         $47.2 Million
Net Asset Value Per Share                                              $10.87

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN AS OF 11/30/12
--------------------------------------------------------------------------------
                             Since Inception 6/8/12*

                                      8.70%


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/12
--------------------------------------------------------------------------------
                             Since Inception 6/8/12*

                                     10.71%


--------------------------------------------------------------------------------
                                EXPENSE RATIOS**
--------------------------------------------------------------------------------
    Before Reimbursement   1.38%               After Reimbursement     1.14%

               (Includes acquired fund fees and expenses of 0.04%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

*Total returns for periods of less than one year are not annualized. This return is cumulative.

**The expense ratios are reported in the Fund's prospectus dated October 1, 2012, and are based on estimated expenses for the current fiscal year. USAA Asset Management company (the Manager) has agreed, through October 1, 2013, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.10%, of the Fund's average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after October 1, 2013. If the total annual operating expense ratio of the Fund is lower than 1.10%, the Fund will operate at the lower expense ratio. These estimated expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

              MSCI ALL-COUNTRY       USAA CORNERSTONE           BARCLAYS U.S.
                 WORLD INDEX          AGGRESSIVE FUND       AGGREGATE BOND INDEX
05/31/12         $10,000.00             $10,000.00               $10,000.00
06/30/12          10,493.89              10,330.00                10,003.92
07/31/12          10,637.55              10,390.00                10,141.91
08/31/12          10,868.84              10,610.00                10,148.53
09/30/12          11,211.17              10,850.00                10,162.50
10/31/12          11,136.45              10,810.00                10,182.49
11/30/12          11,278.85              10,870.00                10,198.56

                                   [END CHART]

           *Data from 5/31/12 to 11/30/12.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Cornerstone Aggressive Fund to the following benchmarks:

o The unmanaged MSCI All-Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

o The unmanaged Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

*The performance of the MSCI All-Country World Index and the Barclays U.S. Aggregate Bond Index are calculated from the end of the month, May 31, 2012, while the Cornerstone Aggressive Fund's inception date is June 8, 2012. There may be a slight variation of the performance numbers because of this difference.

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6  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

                              o TOP 10 HOLDINGS* o
                                 AS OF 11/30/12
                                (% of Net Assets)

iShares MSCI EAFE Index Fund** .........................................   19.5%
Vanguard MSCI Emerging Markets ETF** ...................................    8.1%
iShares S&P MidCap 400 Index Fund** ....................................    3.9%
iShares Russell 2000 Index Fund** ......................................    3.3%
SPDR Gold Trust ........................................................    2.2%
Market Vectors Gold Miners ETF .........................................    1.7%
Apple, Inc. ............................................................    1.5%
iShares MSCI EMU Index Fund** ..........................................    1.5%
U.S. Treasury Bond, 3.00%, 5/15/2042 ...................................    1.1%
Microsoft Corp. ........................................................    1.0%

 * Excludes money market instruments.

** Pursuant to a Securities and Exchange Commission (SEC) exemptive order and a related agreement with the exchange-traded fund sponsor, the Fund may invest in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

You will find a complete list of securities that the Fund owns on pages 9-20.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                       o ASSET ALLOCATION -- 11/30/2012* o

                         [PIE CHART OF ASSET ALLOCATION]

U.S. EQUITY SECURITIES                                                     39.1%
INTERNATIONAL EQUITY SECURITIES                                            30.6%
CORPORATE OBLIGATIONS                                                       7.0%
PRECIOUS METALS AND MINERALS SECURITIES                                     4.4%
COMMERCIAL MORTGAGE SECURITIES                                              4.3%
EURODOLLAR AND YANKEE OBLIGATIONS                                           3.5%
U.S. TREASURY SECURITIES                                                    3.4%
GLOBAL REAL ESTATE EQUITY SECURITIES                                        0.4%
MONEY MARKET INSTRUMENTS                                                    6.3%

                                   [END CHART]

* The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

Excludes options.

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 9-20.

================================================================================

8  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER OF                                                                                          VALUE
SHARES         SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               U.S.EQUITY SECURITIES (39.1%)

               COMMON STOCKS (31.3%)

               CONSUMER DISCRETIONARY (3.1%)
               -----------------------------
               ADVERTISING (0.2%)
       2,300   Omnicom Group, Inc.                                                               $   114
                                                                                                 -------
               APPAREL RETAIL (0.5%)
       6,750   Ascena Retail Group, Inc.*                                                            135
       1,700   Ross Stores, Inc.                                                                      97
                                                                                                 -------
                                                                                                     232
                                                                                                 -------
               CABLE & SATELLITE (0.4%)
       4,950   Comcast Corp. "A"                                                                     184
                                                                                                 -------
               GENERAL MERCHANDISE STORES (0.1%)
       1,260   Target Corp.                                                                           80
                                                                                                 -------
               HOME IMPROVEMENT RETAIL (0.4%)
       4,840   Lowe's Companies, Inc.                                                                175
                                                                                                 -------
               HOMEFURNISHING RETAIL (0.3%)
       2,250   Bed Bath & Beyond, Inc.*                                                              132
                                                                                                 -------
               HOTELS,RESORTS & CRUISE LINES (0.6%)
       7,700   Royal Caribbean Cruises Ltd.                                                          271
                                                                                                 -------
               INTERNET RETAIL (0.1%)
         170   Amazon.com, Inc.*                                                                      43
                                                                                                 -------
               PUBLISHING (0.3%)
       2,750   McGraw-Hill Companies, Inc.                                                           146
                                                                                                 -------
               SPECIALTY STORES (0.2%)
       1,450   PetSmart, Inc.                                                                        103
                                                                                                 -------
               Total Consumer Discretionary                                                        1,480
                                                                                                 -------

               CONSUMER STAPLES (2.9%)
               -----------------------
               DRUG RETAIL (0.4%)
       4,400   CVS Caremark Corp.                                                                    205
                                                                                                 -------
               HYPERMARKETS & SUPER CENTERS (0.7%)
       4,740   Wal-Mart Stores, Inc.                                                                 341
                                                                                                 -------
               PACKAGED FOODS & MEAT (0.3%)
       6,430   Tyson Foods, Inc. "A"                                                                 123
                                                                                                 -------
               SOFT DRINKS (0.7%)
       4,500   PepsiCo, Inc.                                                                         316
                                                                                                 -------
               TOBACCO (0.8%)
       1,340   Lorillard, Inc.                                                                       163
       2,650   Philip Morris International, Inc.                                                     238
                                                                                                 -------
                                                                                                     401
                                                                                                 -------
               Total Consumer Staples                                                              1,386
                                                                                                 -------
               ENERGY (3.2%)
               -------------
               COAL & CONSUMABLE FUELS (0.2%)
       4,700   Peabody Energy Corp.                                                                  118
                                                                                                 -------
               INTEGRATED OIL & GAS (1.9%)
       4,200   Chevron Corp.                                                                         444
       3,540   Exxon Mobil Corp.                                                                     312
       2,020   Occidental Petroleum Corp.                                                            152
                                                                                                 -------
                                                                                                     908
                                                                                                 -------
               OIL & GAS EQUIPMENT & SERVICES (0.6%)
       3,840   Halliburton Co.                                                                       128
       2,200   National-Oilwell Varco, Inc.                                                          150
                                                                                                 -------
                                                                                                     278
                                                                                                 -------
               OIL & GAS EXPLORATION & PRODUCTION (0.3%)
       1,390   Apache Corp.                                                                          107

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                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER OF                                                                                          VALUE
SHARES         SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
         930   Southwestern Energy Co.*                                                          $    32
                                                                                                 -------
                                                                                                     139
                                                                                                 -------
               OIL & GAS STORAGE & TRANSPORTATION (0.2%)
       2,600   Spectra Energy Corp.                                                                   73
                                                                                                 -------
               Total Energy                                                                        1,516
                                                                                                 -------
               FINANCIALS (4.7%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
         900   BlackRock, Inc. "A"                                                                   177
                                                                                                 -------
               CONSUMER FINANCE (0.5%)
       4,370   Capital One Financial Corp.                                                           252
                                                                                                 -------
               DIVERSIFIED BANKS (0.6%)
       8,930   Wells Fargo & Co.                                                                     295
                                                                                                 -------
               INVESTMENT BANKING & BROKERAGE (0.1%)
       2,610   Morgan Stanley                                                                         44
                                                                                                 -------
               LIFE & HEALTH INSURANCE (0.7%)
      10,670   MetLife, Inc.                                                                         354
                                                                                                 -------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.9%)
       5,410   Citigroup, Inc.                                                                       187
       5,810   JPMorgan Chase & Co.                                                                  239
                                                                                                 -------
                                                                                                     426
                                                                                                 -------
               PROPERTY & CASUALTY INSURANCE (0.4%)
         700   Berkshire Hathaway, Inc. "B"*                                                          62
       1,600   Travelers Companies, Inc.                                                             113
                                                                                                 -------
                                                                                                     175
                                                                                                 -------
               REGIONAL BANKS (0.9%)
       5,900   BB&T Corp.                                                                            166
       6,450   CIT Group, Inc.*                                                                      239
                                                                                                 -------
                                                                                                     405
                                                                                                 -------
               SPECIALIZED FINANCE (0.2%)
         740   IntercontinentalExchange, Inc.*                                                        98
                                                                                                 -------
               Total Financials                                                                    2,226
                                                                                                 -------
               HEALTH CARE (5.1%)
               ------------------
               BIOTECHNOLOGY (0.4%)
       2,470   Celgene Corp.*                                                                        194
                                                                                                 -------
               HEALTH CARE DISTRIBUTORS (0.2%)
       1,860   Cardinal Health, Inc.                                                                  75
                                                                                                 -------
               HEALTH CARE EQUIPMENT (0.3%)
       4,430   Hologic, Inc.*                                                                         84
       1,080   Varian Medical Systems, Inc.*                                                          75
                                                                                                 -------
                                                                                                     159
                                                                                                 -------
               HEALTH CARE SERVICES (0.5%)
       4,050   Express Scripts Holdings Co.*                                                         218
                                                                                                 -------
               LIFE SCIENCES TOOLS & SERVICES (0.4%)
       2,860   Thermo Fisher Scientific, Inc.                                                        182
                                                                                                 -------
               MANAGED HEALTH CARE (0.4%)
       3,550   UnitedHealth Group, Inc.                                                              193
                                                                                                 -------
               PHARMACEUTICALS (2.9%)
       3,900   Abbott Laboratories                                                                   254
       4,990   Johnson & Johnson                                                                     348
       8,150   Merck & Co., Inc.                                                                     361
      16,470   Pfizer, Inc.                                                                          412
                                                                                                 -------
                                                                                                   1,375
                                                                                                 -------
               Total Health Care                                                                   2,396
                                                                                                 -------
               INDUSTRIALS (3.3%)
               ------------------
               AEROSPACE & DEFENSE (0.6%)
         460   TransDigm Group, Inc.                                                                  62
       2,710   United Technologies Corp.                                                             217
                                                                                                 -------
                                                                                                     279
                                                                                                 -------
               AIR FREIGHT & LOGISTICS (0.8%)
       3,400   Expeditors International of Washington, Inc.                                          127
       3,290   United Parcel Service, Inc. "B"                                                       241
                                                                                                 -------
                                                                                                     368
                                                                                                 -------

================================================================================

10  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER OF                                                                                          VALUE
SHARES         SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
       1,220   Caterpillar, Inc.                                                                 $   104
                                                                                                 -------
               INDUSTRIAL CONGLOMERATES (1.1%)
       4,380   Danaher Corp.                                                                         237
      12,180   General Electric Co.                                                                  257
                                                                                                 -------
                                                                                                     494
                                                                                                 -------
               INDUSTRIAL MACHINERY (0.6%)
       4,100   Eaton Corp.*                                                                          214
       1,100   Stanley Black & Decker, Inc.                                                           79
                                                                                                 -------
                                                                                                     293
                                                                                                 -------
               Total Industrials                                                                   1,538
                                                                                                 -------
               INFORMATION TECHNOLOGY (6.7%)
               -----------------------------
               COMMUNICATIONS EQUIPMENT (1.9%)
      16,750   Cisco Systems, Inc.                                                                   317
       4,549   Motorola Solutions, Inc.                                                              248
       4,970   QUALCOMM, Inc.                                                                        316
                                                                                                 -------
                                                                                                     881
                                                                                                 -------
               COMPUTER HARDWARE (1.5%)
       1,245   Apple, Inc.                                                                           729
                                                                                                 -------
               COMPUTER STORAGE & PERIPHERALS (0.5%)
       9,500   EMC Corp.*                                                                            236
                                                                                                 -------
               DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
         720   Automatic Data Processing, Inc.                                                        41
                                                                                                 -------
               INTERNET SOFTWARE & SERVICES (0.9%)
       2,950   Facebook, Inc. "A"*                                                                    82
         455   Google, Inc. "A"*                                                                     318
                                                                                                 -------
                                                                                                     400
                                                                                                 -------
               SEMICONDUCTORS (0.4%)
       2,730   Broadcom Corp. "A"                                                                     88
       5,990   Intel Corp.                                                                           117
                                                                                                 -------
                                                                                                     205
                                                                                                 -------
               SYSTEMS SOFTWARE (1.4%)
      17,100   Microsoft Corp.                                                                       455
       6,600   Oracle Corp.                                                                          212
                                                                                                 -------
                                                                                                     667
                                                                                                 -------
               Total Information Technology                                                        3,159
                                                                                                 -------
               MATERIALS (0.9%)
               ----------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.6%)
         480   CF Industries Holdings, Inc.                                                          103
       2,200   Monsanto Co.                                                                          201
                                                                                                 -------
                                                                                                     304
                                                                                                 -------
               PAPER PRODUCTS (0.3%)
       3,420   International Paper Co.                                                               127
                                                                                                 -------
               Total Materials                                                                       431
                                                                                                 -------
               TELECOMMUNICATION SERVICES (0.5%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
       6,581   AT&T, Inc.                                                                            224
                                                                                                 -------
               UTILITIES (0.9%)
               ----------------
               GAS UTILITIES (0.2%)
       1,700   ONEOK, Inc.                                                                            76
                                                                                                 -------
               MULTI-UTILITIES (0.7%)
       3,700   CenterPoint Energy, Inc.                                                               73
       7,310   CMS Energy Corp.                                                                      179
       2,840   Xcel Energy, Inc.                                                                      77
                                                                                                 -------
                                                                                                     329
                                                                                                 -------
               Total Utilities                                                                       405
                                                                                                 -------
               Total Common Stocks (cost: $14,858)                                                14,761
                                                                                                 -------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                                                             VALUE
$(000)/SHARES  SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               PREFERRED SECURITIES (0.6%)

               ENERGY (0.3%)
               -------------
               OIL & GAS EXPLORATION & PRODUCTION (0.3%)
        $150   Chesapeake Energy Corp., 5.75%, perpetual(a)                                      $   134
                                                                                                 -------
               FINANCIALS (0.3%)
               -----------------
               LIFE & HEALTH INSURANCE (0.1%)
       2,000   Delphi Financial Group, Inc., 7.38%                                                    50
                                                                                                 -------
               REGIONAL BANKS (0.2%)
        $100   M&T Bank Corp., 5.00%, perpetual, 6.38%, 11/15/2013(b)                                102
                                                                                                 -------
               Total Financials                                                                      152
                                                                                                 -------
               Total Preferred Securities (cost: $291)                                               286
                                                                                                 -------
               EXCHANGE-TRADED FUNDS (7.2%)
      18,779   iShares Russell 2000 Index Fund                                                     1,542
      18,610   iShares S&P MidCap 400 Index Fund                                                   1,863
                                                                                                 -------
               Total Exchange-Traded Funds (cost: $3,225)                                          3,405
                                                                                                 -------
               Total U.S. Equity Securities (cost: $18,374)                                       18,452
                                                                                                 -------
               INTERNATIONAL EQUITY SECURITIES (30.6%)

               COMMON STOCKS (1.1%)

               CONSUMER DISCRETIONARY (0.3%)
               -----------------------------
               APPAREL, ACCESSORIES & LUXURY GOODS (0.3%)
       2,950   Adidas AG ADR                                                                         130
                                                                                                 -------
               CONSUMER STAPLES (0.4%)
               -----------------------
               PACKAGED FOODS & MEAT (0.4%)
       4,650   Unilever N.V.                                                                         176
                                                                                                 -------
               ENERGY (0.2%)
               -------------
               OIL & GAS EQUIPMENT & SERVICES (0.2%)
       1,690   Schlumberger Ltd.                                                                     121
                                                                                                 -------
               TELECOMMUNICATION SERVICES (0.2%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.2%)
       3,000   Vodafone Group plc ADR                                                                 78
                                                                                                 -------
               Total Common Stocks (cost: $489)                                                      505
                                                                                                 -------
               PREFERRED SECURITIES (0.4%)

               FINANCIALS (0.4%)
               -----------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
       6,000   ING Groep N.V., 7.38%, perpetual                                                      152
                                                                                                 -------
               REINSURANCE (0.1%)
         $50   Swiss Re Capital I, LP, 6.85%, redeemable, perpetual(a)                                52
                                                                                                 -------
               Total Financials                                                                      204
                                                                                                 -------
               Total Preferred Securities (cost: $190)                                               204
                                                                                                 -------

================================================================================

12  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER OF                                                                                          VALUE
SHARES         SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               EXCHANGE-TRADED FUNDS (29.1%)
     167,467   iShares MSCI EAFE Index Fund(e)                                                   $ 9,226
      22,200   iShares MSCI EMU Index Fund                                                           708
      90,740   Vanguard MSCI Emerging Markets ETF                                                  3,814
                                                                                                 -------
               Total Exchange-Traded Funds (cost: $12,552)                                        13,748
                                                                                                 -------
               Total International Equity Securities (cost: $13,231)                              14,457
                                                                                                 -------
               PRECIOUS METALS AND MINERALS SECURITIES (4.4%)

               EXCHANGE-TRADED FUNDS (4.4%)
      17,064   Market Vectors Gold Miners ETF                                                        812
       9,551   Market Vectors Junior Gold Miners ETF                                                 206
       6,300   SPDR Gold Trust*                                                                    1,046
                                                                                                 -------
               Total Exchange-Traded Funds (cost: $2,072)                                          2,064
                                                                                                 -------
               Total Precious Metals and Minerals Securities (cost: $2,072)                        2,064
                                                                                                 -------
               GLOBAL REAL ESTATE EQUITY SECURITIES (0.4%)

               PREFERRED SECURITIES (0.4%)

               REITs -- OFFICE (0.4%)
       3,000   CommonWealth REIT, 6.50%, perpetual*                                                   70
       4,000   CommonWealth REIT, Series E, 7.25%, cumulative redeemable, perpetual                  100
                                                                                                 -------
               Total REITs -- Office                                                                 170
                                                                                                 -------
               Total Preferred Securities (cost: $176)                                               170
                                                                                                 -------
               Total Global Real Estate Equity Securities (cost: $176)                               170
                                                                                                 -------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                              COUPON                         VALUE
(000)          SECURITY                                              RATE        MATURITY          (000)
--------------------------------------------------------------------------------------------------------
               BONDS (18.2%)
               CORPORATE OBLIGATIONS (7.0%)

               CONSUMER DISCRETIONARY (0.2%)
               -----------------------------
               ADVERTISING (0.1%)
$         50   Clear Channel Worldwide Holdings, Inc.(a)              6.50%     11/15/2022       $    50
                                                                                                 -------
               CASINOS & GAMING (0.1%)
          50   Marina District Finance Co., Inc.                      9.88       8/15/2018            48
                                                                                                 -------
               Total Consumer Discretionary                                                           98
                                                                                                 -------
               ENERGY (1.7%)
               -------------
               COAL & CONSUMABLE FUELS (0.1%)
          50   Arch Coal, Inc.(a)                                     9.88       6/15/2019            51
                                                                                                 -------
               INTEGRATED OIL & GAS (0.1%)
          50   Northern Tier Energy, LLC(a)                           7.13      11/15/2020            50
                                                                                                 -------
               OIL & GAS EXPLORATION & PRODUCTION (0.6%)
          50   GMX Resources, Inc.                                   11.00      12/01/2017            48
          50   Halcon Resources Corp.(a)                              8.88       5/15/2021            52
          50   Quicksilver Resources, Inc.                           11.75       1/01/2016            50
         100   Quicksilver Resources, Inc.                            7.13       4/01/2016            82
          50   Samson Investment Co.(c)                               6.00       9/25/2018            50
                                                                                                 -------
                                                                                                     282
                                                                                                 -------
               OIL & GAS STORAGE & TRANSPORTATION (0.9%)
         100   Enbridge Energy Partners, LP                           8.05      10/01/2037           113
         100   Enterprise Products Operating, LP                      7.00       6/01/2067           108
          50   Sabine Pass LNG, LP(a)                                 6.50      11/01/2020            50
         150   Southern Union Co.                                     3.33(d)   11/01/2066           129
                                                                                                 -------
                                                                                                     400
                                                                                                 -------
               Total Energy                                                                          783
                                                                                                 -------
               FINANCIALS (3.5%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
         160   State Street Capital Trust IV                          1.39(d)    6/15/2037           124
                                                                                                 -------
               CONSUMER FINANCE (0.3%)
         100   American Express Co.                                   6.80       9/01/2066           108
          50   Capital One Financial Corp.                            7.69       8/15/2036            50
                                                                                                 -------
                                                                                                     158
                                                                                                 -------
               LIFE & HEALTH INSURANCE (0.7%)
          50   Great-West Life & Annuity Insurance Co.(a)             7.15       5/16/2046            52
         100   Lincoln National Corp.                                 7.00       5/17/2066           101

================================================================================

14  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                              COUPON                         VALUE
(000)          SECURITY                                              RATE        MATURITY          (000)
--------------------------------------------------------------------------------------------------------
$        100   MetLife, Inc.                                          6.40%     12/15/2066       $   107
          50   StanCorp Financial Group, Inc.                         6.90       6/01/2067            50
                                                                                                 -------
                                                                                                     310
                                                                                                 -------
               MULTI-LINE INSURANCE (0.9%)
         225   Genworth Financial, Inc.                               6.15      11/15/2066           152
         200   Glen Meadow(a)                                         6.51       2/12/2067           181
         100   ZFS Finance USA Trust V(a)                             6.50       5/09/2037           108
                                                                                                 -------
                                                                                                     441
                                                                                                 -------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.6%)
         100   Countrywide Financial Corp.                            6.25       5/15/2016           111
          50   General Electric Capital Corp.                         6.38      11/15/2067            53
          50   General Electric Capital Trust I                       6.38      11/15/2067            53
          75   ILFC E-Capital Trust I(a)                              4.52(d)   12/21/2065            53
                                                                                                 -------
                                                                                                     270
                                                                                                 -------
               PROPERTY & CASUALTY INSURANCE (0.4%)
         100   Allstate Corp.                                         6.13       5/15/2037           103
         100   Progressive Corp.                                      6.70       6/15/2037           108
                                                                                                 -------
                                                                                                     211
                                                                                                 -------
               REGIONAL BANKS (0.2%)
          50   First Maryland Capital Trust I                         1.34(d)    1/15/2027            41
          50   Regions Financial Corp.                                7.75      11/10/2014            55
                                                                                                 -------
                                                                                                      96
                                                                                                 -------
               REITs -- MORTGAGE (0.1%)
          50   Walter Investment Management(c),(f)                    5.69      11/15/2017            50
                                                                                                 -------
               Total Financials                                                                    1,660
                                                                                                 -------
               INDUSTRIALS (0.2%)
               ------------------
               AEROSPACE & DEFENSE (0.1%)
          50   Textron Financial Corp.(a)                             6.00       2/15/2067            44
                                                                                                 -------
               AIRLINES (0.1%)
          70   United Air Lines, Inc. Pass-Through Trust(a)          12.00       7/15/2017            77
                                                                                                 -------
               Total Industrials                                                                     121
                                                                                                 -------
               INFORMATION TECHNOLOGY (0.5%)
               -----------------------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
          50   First Data Corp.(a)                                    6.75      11/01/2020            51
                                                                                                 -------
               SEMICONDUCTORS (0.4%)
         150   Intel Corp.(a)                                         3.25       8/01/2039           173
                                                                                                 -------
               Total Information Technology                                                          224
                                                                                                 -------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                              COUPON                         VALUE
(000)          SECURITY                                              RATE        MATURITY          (000)
--------------------------------------------------------------------------------------------------------
               MATERIALS (0.1%)
               ----------------
               STEEL (0.1%)
$         50   Atkore International, Inc.(a)                          9.88%      1/01/2018       $    51
                                                                                                 -------
               UTILITIES (0.8%)
               ----------------
               ELECTRIC UTILITIES (0.6%)
          50   FPL Group Capital, Inc.                                6.35      10/01/2066            54
         100   PPL Capital Funding, Inc.                              6.70       3/30/2067           106
         175   Texas Competitive Electric Holdings Co., LLC(c)        4.75      10/10/2017           114
                                                                                                 -------
                                                                                                     274
                                                                                                 -------
               MULTI-UTILITIES (0.2%)
          50   Dominion Resources, Inc.                               7.50       6/30/2066            55
          50   Integrys Energy Group, Inc.                            6.11      12/01/2066            53
                                                                                                 -------
                                                                                                     108
                                                                                                 -------
               Total Utilities                                                                       382
                                                                                                 -------
               Total Corporate Obligations (cost: $3,192)                                          3,319
                                                                                                 -------
               EURODOLLAR AND YANKEE OBLIGATIONS (3.5%)

               ENERGY (0.1%)
               -------------
               OIL & GAS STORAGE & TRANSPORTATION (0.1%)
          50   TransCanada Pipelines Ltd.                             6.35       5/15/2067            54
                                                                                                 -------
               FINANCIALS (2.5%)
               -----------------
               DIVERSIFIED BANKS (1.2%)
         100   Barclays Bank plc                                      0.75(d)            -(g)         42
         100   Barclays Bank plc                                      1.00(d)            -(g)         48
          50   Barclays Bank plc(a)                                   7.70               -(g)         52
         200   HSBC Bank plc                                          0.85(d)            -(g)        101
         200   HSBC Bank plc                                          1.00(d)            -(g)        102
         100   Lloyds TSB Bank plc                                    0.81(d)            -(g)         46
         150   Royal Bank of Scotland Group plc                       9.50(d)    3/16/2022           175
                                                                                                 -------
                                                                                                     566
                                                                                                 -------
               MULTI-LINE INSURANCE (0.9%)
         200   AXA S.A.                                               1.68(d)            -(g)        113
         100   AXA S.A.                                               2.03(d)            -(g)         57
         250   Oil Insurance Ltd.(a)                                  3.34(d)            -(g)        226
                                                                                                 -------
               Total Multi-Line Insurance                                                            396
                                                                                                 -------
               PROPERTY & CASUALTY INSURANCE (0.3%)
         150   QBE Capital Funding III, LP(a)                         7.25       5/24/2041           155
                                                                                                 -------

================================================================================

16  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                              COUPON                         VALUE
(000)          SECURITY                                              RATE        MATURITY          (000)
--------------------------------------------------------------------------------------------------------
               REINSURANCE (0.1%)
$         50   Platinum Underwriters Finance, Inc.                    7.50%      6/01/2017       $    56
                                                                                                 -------
               Total Financials                                                                    1,173
                                                                                                 -------
               INDUSTRIALS (0.2%)
               ------------------
               INDUSTRIAL CONGLOMERATES (0.2%)
         100   Hutchison Whampoa Ltd.(a)                              6.00               -(g)        105
                                                                                                 -------
               MATERIALS (0.7%)
               ----------------
               CONSTRUCTION MATERIALS (0.1%)
          50   Cemex Espana Luxembourg(a)                             9.88(d)    4/30/2019            55
                                                                                                 -------
               GOLD (0.1%)
          50   New Gold, Inc.(a)                                      6.25      11/15/2022            51
                                                                                                 -------
               STEEL (0.5%)
         200   ArcelorMittal                                          4.25       2/25/2015           202
                                                                                                 -------
               Total Materials                                                                       308
                                                                                                 -------
               Total Eurodollar and Yankee Obligations (cost: $1,562)                              1,640
                                                                                                 -------
               COMMERCIAL MORTGAGE SECURITIES (4.3%)
               FINANCIALS (4.3%)
               -----------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (4.3%)
          65   Banc of America Commercial Mortgage, Inc.              4.77       7/10/2043            65
         100   Banc of America Commercial Mortgage, Inc.              5.81       7/10/2044           102
          92   Banc of America Commercial Mortgage, Inc.(a)           6.14       9/10/2047            96
          50   Bear Stearns Commercial Mortgage Securities, Inc.      5.46      12/11/2040            42
         100   Bear Stearns Commercial Mortgage Securities, Inc.      4.75       6/11/2041           104
          50   Bear Stearns Commercial Mortgage Securities, Inc.      5.60      10/12/2041            47
          50   Citigroup Commercial Mortgage Trust                    5.73       3/15/2049            50
         150   Citigroup Commercial Mortgage Trust                    5.48      10/15/2049           143
         100   Credit Suisse First Boston Mortgage Securities Corp.   5.10       8/15/2038           105
          50   GE Capital Commercial Mortgage Corp.                   5.61      12/10/2049            49
         100   GMAC Commercial Mortgage Securities, Inc.              4.97      12/10/2041            88
          50   Greenwich Capital Commercial Funding Corp.             5.88       7/10/2038            56
          50   GS Mortgage Securities Corp. II                        5.82       8/10/2038            45
         100   J.P. Morgan Chase Commercial Mortgage Securities Corp. 5.37       5/15/2047           104
         150   J.P. Morgan Chase Commercial Mortgage Securities Corp. 6.15       2/15/2051           157
         100   LB-UBS Commercial Mortgage Trust                       5.38      11/15/2038           107
          50   LB-UBS Commercial Mortgage Trust                       5.28       2/15/2041            47
         100   Merrill Lynch Mortgage Trust                           5.14       7/12/2038           104

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                              COUPON                         VALUE
(000)          SECURITY                                              RATE        MATURITY          (000)
--------------------------------------------------------------------------------------------------------
$        150   Morgan Stanley Capital I, Inc.                         5.82%      6/11/2042       $   152
         100   Morgan Stanley Capital I, Inc.                         5.07       8/13/2042           104
          50   Morgan Stanley Capital I, Inc.                         5.47       3/12/2044            49
         100   Wachovia Bank Commercial Mortgage Trust                5.92       5/15/2043           102
          50   Wachovia Bank Commercial Mortgage Trust                5.36      12/15/2044            48
          50   Wachovia Bank Commercial Mortgage Trust                5.60      10/15/2048            54
                                                                                                 -------
                                                                                                   2,020
                                                                                                 -------
               Total Financials                                                                    2,020
                                                                                                 -------
               Total Commercial Mortgage Securities (cost: $1,956)                                 2,020
                                                                                                 -------
               U.S. TREASURY SECURITIES (3.4%)
               BONDS (1.7%)
          50   2.75%, 11/15/2042                                                                      50
         265   2.75%, 8/15/2042                                                                      263
         481   3.00%, 5/15/2042                                                                      503
                                                                                                 -------
                                                                                                     816
                                                                                                 -------
               NOTES (1.7%)
          50   1.63%, 11/15/2022                                                                      50
         345   1.63%, 8/15/2022                                                                      347
         401   1.75%, 5/15/2022                                                                      409
                                                                                                 -------
                                                                                                     806
                                                                                                 -------
               Total U.S. Treasury Securities (cost: $1,613)                                       1,622
                                                                                                 -------
               Total Bonds (cost: $8,323)                                                          8,601
                                                                                                 -------

--------------------------------------------------------------------------------------------------------
NUMBER OF
SHARES
--------------------------------------------------------------------------------------------------------
               MONEY MARKET INSTRUMENTS (6.3%)
               MONEY MARKET FUNDS (6.3%)
   2,967,905   State Street Institutional Liquid Reserve Fund, 0.18%(h) (cost: $2,968)             2,968
                                                                                                 -------

               TOTAL INVESTMENTS (COST: $45,144)                                                 $46,712
                                                                                                 =======

--------------------------------------------------------------------------------------------------------
NUMBER OF
CONTRACTS
--------------------------------------------------------------------------------------------------------
               PURCHASED OPTIONS (0.1%)
          18   Put - S&P 500 Index expiring January 19, 2013 at 1410                                  51
                                                                                                 -------

               TOTAL PURCHASED OPTIONS (COST: $73)                                               $    51
                                                                                                 =======

================================================================================

18  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

--------------------------------------------------------------------------------------------------
($ IN 000s)                                     VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------
                                         (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                     QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                 IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                        FOR IDENTICAL ASSETS              INPUTS         INPUTS        TOTAL
--------------------------------------------------------------------------------------------------
U.S. Equity Securities:
  Common Stocks                            $14,761              $    -             $-      $14,761
  Preferred Securities                           -                 286              -          286
  Exchange-Traded Funds                      3,405                   -              -        3,405
International Equity Securities:
  Common Stocks                                505                   -              -          505
  Preferred Securities                         152                  52              -          204
  Exchange-Traded Funds                     13,748                   -              -       13,748
Precious Metals and Minerals Securities:
  Exchanged Traded Funds                     2,064                   -              -        2,064
Global Real Estate Equity Securities:
  Preferred Securities                          70                 100              -          170
Bonds:
  Corporate Obligations                          -               3,242             77        3,319
  Eurodollar And Yankee Obligations              -               1,640              -        1,640
  Commercial Mortgage Securities                 -               2,020              -        2,020
  U.S. Treasury Securities                   1,622                   -              -        1,622
Money Market Instruments:
  Money Market Funds:                        2,968                   -              -        2,968
Purchased Options                               51                   -              -           51
--------------------------------------------------------------------------------------------------
Total                                      $39,346              $7,340            $77      $46,763
--------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

--------------------------------------------------------------------------------
                                                                       CORPORATE
                                                                     OBLIGATIONS
--------------------------------------------------------------------------------
Balance as of June 8, 2012                                                   $ -
Purchases                                                                     77
Sales                                                                          -
Transfers into Level 3                                                         -
Transfers out of Level 3                                                       -
Net realized gain (loss)                                                       -
Change in net unrealized appreciation/depreciation                             -
--------------------------------------------------------------------------------
Balance as of November 30, 2012                                              $77
--------------------------------------------------------------------------------

For the period of June 8, 2012, through November 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

20  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 34.3% of net assets at November 30, 2012.

   The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o  CATEGORIES AND DEFINITIONS

   ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  21

================================================================================

   by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

   EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   ADR      American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S.
            dollars.
   REIT     Real estate investment trust

o  SPECIFIC NOTES

   (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

   (b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

================================================================================

22  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

   (c) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at November 30, 2012. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

   (d) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at November 30, 2012.

   (e) At November 30, 2012, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

   (f) At November 30, 2012, the aggregate market value of securities purchased on a delayed-delivery basis was $50,000.

   (g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

   (h) Rate represents the money market fund annualized seven-day yield at November 30, 2012.

     * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  23

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $45,144)          $46,712
   Purchased options, at market value (cost of $73)                           51
   Cash                                                                      102
   Receivables:
      Capital shares sold                                                    197
      USAA Asset Management Company (Note 5C)                                 38
      Dividends and interest                                                 120
      Securities sold                                                        299
                                                                         -------
         Total assets                                                     47,519
                                                                         -------
LIABILITIES
   Payables:
      Securities purchased                                                   271
      Capital shares redeemed                                                  5
   Accrued management fees                                                    28
   Accrued transfer agent's fees                                               2
   Other accrued expenses and payables                                        36
                                                                         -------
         Total liabilities                                                   342
                                                                         -------
            Net assets applicable to capital shares outstanding          $47,177
                                                                         =======
NET ASSETS CONSIST OF:
   Paid-in capital                                                       $44,545
   Accumulated undistributed net investment income                           319
   Accumulated net realized gain on investments and options                  767
   Net unrealized appreciation of investments and options                  1,546
                                                                         -------
            Net assets applicable to capital shares outstanding          $47,177
                                                                         =======
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                             4,340
                                                                         =======
   Net asset value, redemption price, and offering price per share       $ 10.87
                                                                         =======

See accompanying notes to financial statements.

================================================================================

24  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Period ended November 30, 2012* (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                              $  361
   Interest                                                                  145
                                                                          ------
      Total income                                                           506
                                                                          ------
EXPENSES
   Management fees                                                           127
   Administration and servicing fees                                          25
   Transfer agent's fees                                                      21
   Custody and accounting fees                                                41
   Postage                                                                     3
   Shareholder reporting fees                                                  3
   Trustees' fees                                                              6
   Registration fees                                                          28
   Professional fees                                                          24
   Other                                                                       1
                                                                          ------
      Total expenses                                                         279
   Expenses reimbursed                                                       (92)
                                                                          ------
      Net expenses                                                           187
                                                                          ------
NET INVESTMENT INCOME                                                        319
                                                                          ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND OPTIONS
   Net realized gain (loss) on:
      Investments                                                            950
      Options                                                               (183)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                          1,568
      Options                                                                (22)
                                                                          ------
         Net realized and unrealized gain                                  2,313
                                                                          ------
   Increase in net assets resulting from operations                       $2,632
                                                                          ======

*Fund commenced operations on June 8, 2012.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  25

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Period ended November 30, 2012* (unaudited)

--------------------------------------------------------------------------------

FROM OPERATIONS
   Net investment income                                                 $   319
   Net realized gain on investments                                          950
   Net realized loss on options                                             (183)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                          1,568
      Options                                                                (22)
                                                                         -------
      Increase in net assets resulting from operations                     2,632
                                                                         -------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                              46,264
   Cost of shares redeemed                                                (1,719)
                                                                         -------
      Increase in net assets from capital share transactions              44,545
                                                                         -------
   Net increase in net assets                                             47,177

NET ASSETS
   End of period                                                         $47,177
                                                                         =======
Accumulated undistributed net investment income:
   End of period                                                         $   319
                                                                         =======
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                             4,500
   Shares redeemed                                                          (160)
                                                                         -------
      Increase in shares outstanding                                       4,340
                                                                         =======

*Fund commenced operations on June 8, 2012.

See accompanying notes to financial statements.

================================================================================

26  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA Cornerstone Aggressive Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek capital appreciation over the long term with the potential for current income. The Fund commenced operations on June 8, 2012.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

   meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

   2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify

================================================================================

28  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

       that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

   3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

   4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

   6. Repurchase agreements are valued at cost, which approximates market value.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

   7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

   8.  Options are valued by a pricing service at the National Best Bid/Offer
       (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

   9. Forward currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service.

   10. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement

================================================================================

30  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

   date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred securities and certain bonds valued based on methods discussed in Note A5.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

   For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

   Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

   limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

   OPTIONS TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

   Premiums paid for purchased options are included in the Fund's statement of assets and liabilities as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

================================================================================

32  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

   Premiums received from writing options are included in the Fund's statement of assets and liabilities as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

   In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF NOVEMBER 30, 2012* (IN THOUSANDS)

                                    ASSET DERIVATIVES                   LIABILITY DERIVATIVES
---------------------------------------------------------------------------------------------------
                              STATEMENT OF                      STATEMENT OF
DERIVATIVES NOT ACCOUNTED     ASSETS AND                        ASSETS AND
FOR AS HEDGING                LIABILITIES                       LIABILITIES
INSTRUMENTS                   LOCATION           FAIR VALUE     LOCATION                 FAIR VALUE
---------------------------------------------------------------------------------------------------
Equity contracts              Purchased               $51**     -                               -
                              options; Net
                              unrealized
                              appreciation of
                              investments and
                              options
---------------------------------------------------------------------------------------------------

   *For open derivative instruments as of November 30, 2012, see the portfolio of investments, which also is indicative of activity for the period ended November 30, 2012.
  **Includes cumulative depreciation of options as reported on the portfolio of investments.

  THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE PERIOD ENDED NOVEMBER 30, 2012 (IN THOUSANDS)

DERIVATIVES                                                                    CHANGE IN
NOT ACCOUNTED         STATEMENT OF                                             UNREALIZED
FOR AS HEDGING        OPERATIONS                   REALIZED LOSS               DEPRECIATION ON
INSTRUMENTS           LOCATION                     ON DERIVATIVES              DERIVATIVES
---------------------------------------------------------------------------------------------------
Equity contracts      Net realized loss on                 $(183)                    $(22)
                      options/Change in net
                      unrealized
                      appreciation/depreciation
                      of options
---------------------------------------------------------------------------------------------------

D. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has

================================================================================

34  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

   passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

   1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

   2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

   arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. For the period ended November 30, 2012, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $50,000.

H. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian will suspend the bank credit arrangement. For the period ended November 30, 2012, custodian and other bank credits reduced the Fund's expenses by less than $500.

I. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future

================================================================================

36  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

   claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the period ended November 30, 2012, the Fund paid CAPCO facility fees of less than $500, which represents 0.1% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the period ended November 30, 2012.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2013, in accordance with applicable tax law. The Fund commenced operations on June 8, 2012.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the period ended November 30, 2012, were $59,069,000 and $17,849,000, respectively.

As of November 30, 2012, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2012, were $2,102,000 and $556,000, respectively, resulting in net unrealized appreciation of $1,546,000.

For the period ended November 30, 2012, transactions in written call and put options* were as follows:

                                                                        PREMIUMS
                                                       NUMBER OF        RECEIVED
                                                       CONTRACTS         (000's)
                                                       -------------------------
Outstanding June 8, 2012                                    -            $   -
Options written                                           334              134
Options terminated in closing purchase transactions      (334)            (134)
Options expired                                            (-)              (-)
                                                       -------------------------
Outstanding at November 30, 2012                            -            $   -
                                                       =========================

*Refer to Note 1C for a discussion of derivative instruments and how they are accounted for in the Fund's financial statements.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager also is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the

================================================================================

38  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

   Fund's assets. For the period ended November 30, 2012, there are no subadvisers. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year. For the period ended November 30, 2012, the Fund incurred total management fees, paid or payable to the Manager, of $127,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the period ended November 30, 2012, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $25,000.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the period ended November 30, 2012, the Fund reimbursed the Manager $1,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through October 1, 2013, to limit the annual expenses of the Fund to 1.10% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through October 1, 2013, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the period ended November 30, 2012, the Fund incurred reimbursable expenses of $92,000, of which $38,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

   annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the period ended November 30, 2012, the Fund incurred transfer agent's fees, paid or payable to SAS, of $21,000.

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. For the period ended November 30, 2012, USAA and its affiliates owned 2,500,000 shares (57.6%) of the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the period ended November 30, 2012, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA Funds at the then-current market price with no brokerage commissions incurred.

                                                                  NET REALIZED
                                                   COST TO       GAIN (LOSS) TO
      SELLER                PURCHASER             PURCHASER          SELLER
--------------------------------------------------------------------------------
USAA Cornerstone       USAA Cornerstone
  Moderate Fund          Aggressive Fund           $504,000        $(21,000)

USAA Cornerstone       USAA Cornerstone
  Moderately             Aggressive Fund
  Aggressive Fund                                   665,000          96,000

================================================================================

40  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                    PERIOD ENDED
                                                                    NOVEMBER 30,
                                                                       2012***
                                                                    ------------
Net asset value at beginning of period                                 $ 10.00
                                                                       -------
Income from investment operations:
   Net investment income(a)                                                .11
   Net realized and unrealized gain(a)                                     .76
                                                                       -------
Total from investment operations(a)                                        .87
                                                                       -------
Net asset value at end of period                                       $ 10.87
                                                                       =======
Total return (%)*                                                         8.70
Net assets at end of period (000)                                      $47,177
Ratios to average net assets:**
   Expenses (%)(b),(c)                                                    1.10
   Expenses, excluding reimbursements (%)(b),(c)                          1.64
   Net investment income (%)(c)                                           1.87
Portfolio turnover (%)                                                      55

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the period ended November 30, 2012, average net assets were $35,321,000. *** Fund commenced operations on June 8, 2012.
(a) Calculated using average shares. For the period ended November 30, 2012, average shares were 3,008,000.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

EXPENSE EXAMPLE

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period on the Fund's inception date of June 8, 2012, and held for the entire period ended November 30, 2012.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this

================================================================================

42  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                     EXPENSES PAID
                                  BEGINNING          ENDING          DURING PERIOD*
                                ACCOUNT VALUE     ACCOUNT VALUE       JUNE 8, 2012 -
                                 JUNE 8, 2012   NOVEMBER 30, 2012   NOVEMBER 30, 2012
                                -----------------------------------------------------
Actual                            $1,000.00         $1,087.00             $5.53

Hypothetical
 (5% return before expenses)       1,000.00          1,018.81              5.35

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 176 days/365 days (to reflect the current period beginning with the Funds' inception date). The Fund's ending account value on the first line in the table is based on its actual total return of 8.70% for the period of June 8, 2012, through November 30, 2012.

================================================================================

                                                           EXPENSE EXAMPLE |  43

================================================================================

TRUSTEES                     Daniel S. McNamara
                             Robert L. Mason, Ph.D.
                             Barbara B. Ostdiek, Ph.D.
                             Michael F. Reimherr
                             Paul L. McNamara
                             Patrick T. Bannigan*

                             *Effective October 31, 2012, Patrick T. Bannigan
                              resigned from his position as Trustee.
--------------------------------------------------------------------------------
ADMINISTRATOR AND            USAA Asset Management Company
INVESTMENT ADVISER           P.O. Box 659453
                             San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND              USAA Investment Management Company
DISTRIBUTOR                  P.O. Box 659453
                             San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT               USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                State Street Bank and Trust Company
ACCOUNTING AGENT             P.O. Box 1713
                             Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                  Ernst & Young LLP
REGISTERED PUBLIC            100 West Houston St., Suite 1800
ACCOUNTING FIRM              San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                  Under "My Accounts" on
SELF-SERVICE 24/7            usaa.com select "Investments,"
AT USAA.COM                  then "Mutual Funds"

OR CALL                      Under "Investments" view
(800) 531-USAA               account balances, or click
        (8722)               "I want to...," and select
                             the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at usaa.com; and (iii) on the SEC's website at http://www.sec.gov. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   97452-0113                                (C)2013, USAA. All rights reserved.

   ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.






                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2012

By:*     /S/ ADYM W. RYGMYR
         -----------------------------------------------------------
         Signature and Title:  ADYM W. RYGMYR, Secretary

Date:
          01/28/2013
          -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:      01/30/2013
          -------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:
          01/29/2013
          -------------------------------


*Print the name and title of each signing officer under his or her signature.